INCOME TAX - DEFERRED TAX (Details) - ROMAN DBDR TECH ACQUISITION CORP.	Dec. 31, 2020 USD ($)
Deferred tax asset (liability)
Organizational/Start-up costs	$ 24,416
Net operating loss carryforward	10,449
Unrealized gain on marketable securities	(193)
Total deferred tax assets, net	34,672
Valuation Allowance	$ (34,672)